Other Financial Liabilities - Derivative financial instruments (Details) € in Thousands, $ in Thousands		12 Months Ended
	May 12, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	May 12, 2017 USD ($)	Feb. 15, 2017 USD ($)	Dec. 31, 2016 USD ($)
Categories of financial liabilities
Market value				$ (4,392)			$ (6,275)
Derivatives [member]
Categories of financial liabilities
Nominal Amount				38,040			699
Cross currency swap
Categories of financial liabilities
Nominal Amount	€ 176,638			42,500	$ 192,500
Market value				(33,648)
Foreign Currency Swaps
Interest receivable (as a percent)	9.375%
Fixed Interest Rate	8.062%				8.062%
Balance of CCS remained in the valuation adjustment reserve				10,596
Expense recorded in financial derivative loss		$ 6,850
Cross currency swap | Exchange differences
Foreign Currency Swaps
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss		24,171
Loss from change in fair value recognized through other comprehensive income in the valuation adjustments reserve		14,791
Cross currency swap | Finance costs
Foreign Currency Swaps
Gain (loss) from amounts transferred from the valuation adjustments reserve		$ 1,216
Derivatives designated as hedging instruments | Cross currency swap
Categories of financial liabilities
Nominal Amount				26,219
Derivatives designated as hedging instruments | Cash flow hedges [member] | Cross currency swap
Categories of financial liabilities
Nominal Amount				150
Derivatives not designated as hedging instruments | Cross currency swap
Categories of financial liabilities
Nominal Amount				7,429
Derivatives not designated as hedging instruments | Interest rate swap contract [member]
Categories of financial liabilities
Nominal Amount				4,392			$ 699
Senior Notes due 2022
Categories of financial liabilities
Nominal Amount				$ 350,000		$ 350,000
Foreign Currency Swaps
Fixed Interest Rate						9.375%
Senior Notes due 2022 issued by Ferroglobe PLC
Categories of financial liabilities
Nominal Amount						$ 150,000
Senior Notes due 2022 issued by Ferroglobe PLC | Cash flow hedges [member] | Cross currency swap
Categories of financial liabilities
Nominal Amount | €			€ 150,000
Senior Notes due 2022 issued by Globe Specialty Metals, Inc
Categories of financial liabilities
Nominal Amount						$ 200,000